THE HENLOPEN FUND

                                QUARTERLY REPORT
                               SEPTEMBER 30, 2004

To My Fellow Shareholders:

For the quarter ending September 30, 2004, The Henlopen Fund declined 2.06%. Annualized returns for the Fund for one, five and ten years are 20.96%, 9.82%, and 15.59%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 15.45%.

The September quarter was a frustrating one for both bulls and bears, as the stock market continued its directionless pattern. Relentlessly creeping energy prices and a bitterly divisive election seem to have the market stuck in a trading range. While all major indices saw losses, the NASDAQ Composite stood out with an outsized decline of 7.4% as technology stocks significantly under-performed during the quarter. The Henlopen Fund also saw broad weakness in its technology holdings while retail, metals, and energy-related holdings posted solid gains.

It was in our June 30, 2000 shareholder letter that we first mentioned our belief that decades of chronic under-investment in energy-producing assets would spur a secular rebound in the industry. While our energy holdings have appreciated sharply, the group still represents only 7.4% of the S&P 500, leaving much room for further advances. Unfortunately, it seems that the reverse is occurring in the technology sector. Far too much capital flowed into the technology arena in the years leading up to Y2K and during the Internet bubble, leading to tremendous overcapacity and pricing weakness. At the current modest rate of increased technology spending, achieving satisfactory utilization rates could require several more years, drastic industry consolidation, or both. Despite what we think will be a tough macro environment for the technology sector in general, and the semiconductor segment in particular, we are not entirely bearish on the sector. The scenario should benefit the industry leaders, as they garner an ever-increasing share of budget dollars at the expense of struggling competitors; and, as always, small niche players capitalizing on pockets of strong spending will also be able to show strong growth.

We expect little change to the current investment backdrop in the near future. Interest rates remain low and future increases are likely to be slow and "measured". The economy continues to grow at a steady if unspectacular pace as it manages a new era of higher energy prices. With little catalyst from the economic side of the equation, we are hopeful that the conclusion of the Presidential election and typical seasonal patterns provide the boost to investor sentiment needed to lift the market out of its trading range. We continue to search for companies showing strong growth and solid execution that we believe can outperform in the current environment.

Sincerely yours,

/s/Michael L. Hershey                           /s/Bruce V. Vogenitz

Michael L. Hershey                              Bruce V. Vogenitz
President                                       Vice President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

                   The Henlopen          S&P 500              Lipper Growth
Date                   Fund            Index***<F3>        Fund Index****<F4>
----               -----------         ------------        ------------------
12/2/92              $10,000             $10,000                 $10,000
9/30/93              $12,450             $10,926                 $11,173
9/30/94              $12,853             $11,332                 $11,373
9/30/95              $17,819             $14,692                 $14,563
9/30/96              $21,024             $17,670                 $16,566
9/30/97              $28,095             $24,811                 $22,301
9/30/98              $23,918             $27,058                 $22,985
9/30/99              $34,260             $34,582                 $29,936
9/30/00              $50,296             $39,213                 $36,626
9/30/01              $30,774             $28,787                 $23,228
9/30/02              $27,404             $22,891                 $18,737
9/30/03              $45,293             $28,477                 $23,170
9/30/04**<F2>        $54,731             $32,425                 $25,482

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.henlopenfund.com. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   *<F1> Assumes equal $10,000 investments made on inception date of December 2, 1992.
  **<F2> Ending values represent compounded annualized returns of 15.45%, 10.46%, and 8.23% for The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index, respectively.
 ***<F3> The S&P 500(R) is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.
****<F4> The Lipper Growth Fund Index is an index of mutual funds having an investment objective similar to the Fund's investment objective.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         September 30, 2004 (Unaudited)

  SHARES                                                          VALUE (B)<F6>
  ------                                                          -------------

LONG-TERM INVESTMENTS -- 99.3% (A)<F5>
COMMON STOCKS -- 94.7% (A)<F5>

             AIRLINES & RELATED -- 0.4%
   200,000   World Airways, Inc.                                  $  1,256,000

             AUTO & TRUCK RELATED -- 1.3%
   400,000   Amerigon Inc.                                           1,468,000
   150,000   Coast Distribution System, Inc.                         1,041,000
    75,000   Noble International, Ltd.                               1,370,250
                                                                  ------------
                                                                     3,879,250

             BASIC MATERIALS -- 1.8%
    85,000   Century Aluminum Co.                                    2,357,050
    75,000   Paxar Corp.                                             1,701,000
   100,000   Universal Stainless &
               Alloy Products, Inc.                                  1,375,000
                                                                  ------------
                                                                     5,433,050

             BIOTECHNOLOGY -- 2.3%
   400,000   Axonyx Inc.                                             2,260,000
   200,000   Hollis-Eden Pharmaceuticals, Inc.                       2,154,000
   170,700   OrthoLogic Corp.                                        1,201,728
   200,000   OXiGENE, Inc.                                           1,222,000
                                                                  ------------
                                                                     6,837,728

             BUSINESS SERVICES -- 2.6%
   150,000   Gevity HR, Inc.                                         2,307,000
   225,000   Marchex, Inc. Cl B                                      2,803,500
   150,000   TRM Corp.                                               2,857,500
                                                                  ------------
                                                                     7,968,000

             COAL -- 1.1%
   100,000   CONSOL Energy Inc.                                      3,489,000

             COMMUNICATIONS -- 2.6%
   165,000   Carrier Access Corp.                                    1,146,750
   100,000   Interphase Corp.                                          990,000
   350,000   Optical Communication
               Products, Inc.                                          731,500
   250,000   Packeteer, Inc.                                         2,702,500
   300,000   Radyne ComStream Inc.                                   2,262,000
                                                                  ------------
                                                                     7,832,750

             COMMUNICATIONS SERVICES -- 1.7%
    85,000   America Movil S.A.
               de C.V. ADR Series L                                  3,317,550
   100,000   The DIRECTV Group, Inc.                                 1,759,000
                                                                  ------------
                                                                     5,076,550

             CONSTRUCTION SERVICES -- 5.3%
   150,000   Building Materials Holding Corp.                        4,128,000
    20,000   Centex Corp.                                            1,009,200
    60,000   Hovnanian Enterprises, Inc.                             2,406,000
    40,000   KB Home, Inc.                                           3,379,600
    35,000   Lennar Corp.                                            1,666,000
   100,000   Masco Corp.                                             3,453,000
                                                                  ------------
                                                                    16,041,800

             DISTRIBUTION -- 1.5%
   100,000   Hughes Supply, Inc.                                     3,007,000
   110,000   PC Mall, Inc.                                           1,681,900
                                                                  ------------
                                                                     4,688,900

             ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.7%
   200,000   Aeroflex Inc.                                           2,114,000

             ENERGY/SERVICES -- 4.8%
    75,000   Cimarex Energy Co.                                      2,620,500
   100,000   Frontier Oil Corp.                                      2,361,000
   100,000   Giant Industries, Inc.                                  2,430,000
    80,000   Questar Corp.                                           3,665,600
   150,000   USEC Inc.                                               1,555,500
    25,000   Valero Energy Corp.                                     2,005,250
                                                                  ------------
                                                                    14,637,850

             FINANCIAL SERVICES -- 8.4%
   100,000   AmeriCredit Corp.                                       2,088,000
    75,000   The Bancorp Bank                                        1,526,250
   180,000   Commercial Capital Bancorp, Inc.                        4,084,200
   100,000   Franklin Bank Corp.                                     1,705,000
    50,000   New Century Financial Corp.                             3,011,000
   150,000   Pacific Premier Bancorp, Inc.                           1,774,500
   225,000   Sanders Morris Harris Group Inc.                        2,713,500
    14,000   Shore Bancshares, Inc.                                    406,840
    95,000   Signature Bank                                          2,541,250
   100,000   Texas Capital Bancshares, Inc.                          1,815,000
   125,000   Texas United Bancshares, Inc.                           2,200,000
   175,000   Tradestation Group Inc.                                 1,072,750
    18,750   Virginia Commerce Bancorp, Inc.                           506,250
                                                                  ------------
                                                                    25,444,540

             FOOD & BEVERAGES -- 0.6%
    70,000   John B. Sanfilippo & Son, Inc.                          1,834,000

             FURNITURE -- 0.9%
    60,000   Stanley Furniture Company, Inc.                         2,640,000

             HEALTHCARE PRODUCTS -- 3.4%
   250,000   Access Pharmaceuticals, Inc.                            1,472,500
   310,000   Bioveris Corp.                                          1,925,100
   250,000   Acacia Research-CombiMatrix
               (Tracking Stock)                                        856,250
   300,000   Neurometrix Inc.                                        3,000,000
    65,000   Smith & Nephew PLC - SP-ADR                             3,012,750
                                                                  ------------
                                                                    10,266,600

             INSURANCE -- 1.8%
   130,000   American Safety
               Insurance Holdings, Ltd.                              1,781,000
    12,000   Markel Corp.                                            3,700,800
                                                                  ------------
                                                                     5,481,800

             INTERNET/SOFTWARE/SERVICES -- 1.5%
    12,000   eBay Inc.                                               1,103,280
   120,000   FindWhat.com                                            2,247,600
   150,000   Rediff.com India LTD. - ADR                             1,141,500
                                                                  ------------
                                                                     4,492,380

             LEISURE/ENTERTAINMENT -- 5.2%
   110,000   Alliance Gaming Corp.                                   1,656,600
   150,000   Aztar Corp.                                             3,975,000
   100,000   GTECH Holdings Corp.                                    2,532,000
    75,000   International Game Technology                           2,696,250
   300,300   WestCoast Hospitality Corp.                             1,666,665
   100,000   XM Satellite Radio Holdings Inc.                        3,102,000
                                                                  ------------
                                                                    15,628,515

             METALS -- 3.6%
    50,000   Cameco Corp.                                            3,962,000
    25,000   Rio Tinto PLC - SP-ADR                                  2,716,250
 1,000,000   Southern Cross Resources Inc.                           1,070,200
   350,000   Western Silver Corp.                                    3,290,000
                                                                  ------------
                                                                    11,038,450

             MISCELLANEOUS MANUFACTURING -- 4.3%
   225,000   Axsys Technologies, Inc.                                3,127,275
    80,000   Craftmade International, Inc.                           1,579,200
   205,000   I.D. Systems, Inc.                                      2,884,145
   150,000   Tempur-Pedic International Inc.                         2,248,500
   100,000   Tyco International Ltd.                                 3,066,000
                                                                  ------------
                                                                    12,905,120

             OIL & GAS EXPLORATION/PRODUCTION -- 14.4%
   100,000   Burlington Resources Inc.                               4,080,000
   100,000   Edge Petroleum Corp.                                    1,597,000
    60,000   EOG Resources, Inc.                                     3,951,000
   175,000   KCS Energy, Inc.                                        2,434,250
   400,000   Meridian Resource Corp.                                 3,532,000
    75,000   Niko Resources Ltd.                                     2,363,550
    50,000   Noble Energy, Inc.                                      2,912,000
    75,000   Plains Exploration & Production Co.                     1,789,500
   130,000   Quicksilver Resources Inc.                              4,247,100
   200,000   Range Resources Corp.                                   3,498,000
   110,000   Southwestern Energy Co.                                 4,618,900
    80,000   Suncor Energy, Inc.                                     2,560,800
    80,000   Ultra Petroleum Corp.                                   3,924,000
    60,000   XTO Energy, Inc.                                        1,948,800
                                                                  ------------
                                                                    43,456,900

             OILFIELD PRODUCTS/SERVICES -- 5.0%
   600,000   Grey Wolf, Inc.                                         2,934,000
   100,000   Lone Star Technologies, Inc.                            3,780,000
   115,000   Offshore Logistics, Inc.                                3,958,300
   100,000   Patterson-UTI Energy, Inc.                              1,907,000
   300,000   Pioneer Drilling Co.                                    2,520,000
                                                                  ------------
                                                                    15,099,300

             RESTAURANTS -- 0.8%
   275,000   Rubio's Restaurants, Inc.                               2,508,000

             RETAILING -- 7.7%
    75,000   American Eagle Outfitters, Inc.                         2,763,750
   200,000   Circuit City Stores, Inc.                               3,068,000
   125,000   Claire's Stores, Inc.                                   3,130,000
    75,000   Dick's Sporting Goods, Inc.                             2,671,500
   100,000   Genesco Inc.                                            2,355,000
   100,000   Jos. A. Bank Clothiers, Inc.                            2,768,000
   100,000   Krispy Kreme Doughnuts, Inc.                            1,266,000
   100,000   MarineMax, Inc.                                         2,252,000
    85,000   Stage Stores, Inc.                                      2,908,700
                                                                  ------------
                                                                    23,182,950

             SEMICONDUCTORS/RELATED -- 1.9%
   175,000   ChipMOS
               TECHNOLOGIES LTD.                                     1,223,250
    80,000   Fairchild Semiconductor
               International, Inc.                                   1,133,600
    70,000   Rambus Inc.                                             1,098,300
   175,000   Semitool, Inc.                                          1,328,250
   302,500   Siliconware Precision
               Industries Co. - ADR                                  1,019,425
                                                                  ------------
                                                                     5,802,825

             SOFTWARE & RELATED SERVICES -- 3.2%
   277,300   Bitstream Inc.                                            443,680
   150,000   Carreker Corp.                                          1,141,500
   200,000   CyberGuard Corp.                                        1,182,000
   241,800   Extended Systems Inc.                                     597,246
   500,000   Novell, Inc.                                            3,155,000
   250,000   Phase Forward Inc.                                      2,065,000
   340,000   TeleCommunication Systems, Inc.                         1,091,400
                                                                  ------------
                                                                     9,675,826

             TEXTILES -- 1.2%
    45,000   Mohawk Industries, Inc.                                 3,572,550

             TRANSPORTATION -- 4.7%
   125,000   Celadon Group, Inc.                                     2,381,250
   125,000   Golar LNG Ltd.                                          1,955,000
   210,000   OMI Corp.                                               3,364,200
   600,000   Stonepath Group, Inc.                                     546,000
    80,000   Teekay Shipping Corp.                                   3,447,200
    75,000   Tsakos Energy Navigation Ltd.                           2,636,250
                                                                  ------------
                                                                    14,329,900
                                                                  ------------
                 Total common stocks                               286,614,534

REITS -- 3.6%(A)<F5>
   100,000   American Home Mortgage
               Investment Corp.                                      2,795,000
   100,000   Capital Lease Funding, Inc.                             1,104,000
   100,000   Friedman, Billings,
               Ramsey Group, Inc.                                    1,910,000
   200,000   HomeBanc Corp.                                          1,800,000
   350,000   New York Mortgage Trust, Inc.                           3,272,500
                                                                  ------------
                 Total reits                                        10,881,500

MUTUAL FUNDS -- 1.0% (A)<F5>
   125,000   Central Europe and
               Russia Fund, Inc.                                     2,952,500
                                                                  ------------
                 Total long-term investments                       300,448,534

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 0.4% (A)<F5>
             VARIABLE RATE DEMAND NOTE -- 0.4%
$1,273,864   U.S. Bank, N.A., 1.59%                                  1,273,864
                                                                  ------------
                 Total short-term investments                        1,273,864
                                                                  ------------
                 Total investments                                 301,722,398
                                                                  ------------

             Cash and receivables, less
               liabilities 0.3% (A)<F5>                                931,223
                                                                  ------------
                 NET ASSETS                                       $302,653,621
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share (No par
               value, unlimited shares authorized),
               offering and redemption price
               ($302,653,621 / 11,158,454
               shares outstanding)                                      $27.12
                                                                        ------
                                                                        ------

(a)<F5>   Percentages for the various classifications relate to net assets.
(b)<F6> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at cost which approximates value (b). For financial reporting purposes, investment transactions are recorded on trade date.
ADR -- American Depository Receipts

                               THE HENLOPEN FUND

                               BOARD OF TRUSTEES

                               HOWARD E. COSGROVE
                             Non-Executive Director
                                   NRG Energy
                             Minneapolis, Minnesota

                              ROBERT J. FAHEY, JR.
                            Executive Vice President
                                CB Richard Ellis
                            Investment Properties -
                              Institutional Group
                           Philadelphia, Pennsylvania

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                               STEPHEN L. HERSHEY
                              Orthopaedic Surgeon
                                Newark, Delaware

                                 JOHN H. REMER
                                    Retired
                          Kennett Square, Pennsylvania

                                U.S. BANK, N.A.
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                             Independent Registered
                             Public Accounting Firm

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)
                              WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.